Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Related party transactions
Interest income	€ 95.0	€ 63.0
Dividends	702.0	1,367.0
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan	26.0	23.0
Associates
Related party transactions
Sales of goods and services	3.0	11.0
Purchase of goods and services	2.0	2.0
Trade balances owed (by)	4.0		€ 3.0
Trade balances owed (to)	1.0		1.0
Joint arrangements
Related party transactions
Sales of goods and services	150.0	158.0
Purchase of goods and services	306.0	362.0
Interest income	29.0	25.0
Interest expense	86.0	144.0
Trade balances owed (by)	208.0		210.0
Trade balances owed (to)	374.0		331.0
Other balances owed by	1,230.0		1,265.0
Other balances owed to	3,435.0		€ 3,941.0
Board members and executive committee members
Related party transactions
Dividends	€ 1.1	€ 0.8